REVENUES - Geographic Information (Details) $ in Millions		12 Months Ended
		Dec. 31, 2022 USD ($) customer	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of geographical areas [line items]
Revenues	[1]	$ 1,886	$ 1,643	$ 1,430
Brazil
Disclosure of geographical areas [line items]
Revenues		1,314	1,074	942
United Kingdom
Disclosure of geographical areas [line items]
Revenues		$ 572	$ 569	$ 488
Customer Concentration Risk 1
Disclosure of geographical areas [line items]
Concentration risk, number of customers | customer		1

[1]	Earnings per share have not been presented in the financial statements, as the underlying shares do not constitute “ordinary shares” under IAS 33, Earnings per share. See Note 3(b), Basis of Presentation and Significant Accounting Policies, for further details.